LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
With no related allowance recorded:
Unpaid Principal Balance	$ 1,595	$ 5,430
Recorded Investment	1,196	4,354
Average Recorded Investment	1,882	4,277
Interest Income Recognized	17	122
With an allowance recorded:
Unpaid Principal Balance	1,300	1,555
Recorded Investment	1,267	1,413
Allowance for Loan Losses Allocated	234	374
Average Recorded Investment	1,418	1,606
Interest Income Recognized	64	24
Total
Unpaid Principal Balance	2,895	6,985
Recorded investment	2,463	5,767
Allowance for Loan Losses Allocated	234	374
Average Recorded Investment	3,300	5,883
Interest Income Recognized	81	146
Cash Basis Recognized	18
One-to-four-family
With no related allowance recorded:
Unpaid Principal Balance	410	2,536
Recorded Investment	297	2,223
Average Recorded Investment	224	2,194
Interest Income Recognized	15	45
With an allowance recorded:
Unpaid Principal Balance	1,300	826
Recorded Investment	1,267	748
Allowance for Loan Losses Allocated	234	235
Average Recorded Investment	1,274	906
Interest Income Recognized	64	24
Total
Allowance for Loan Losses Allocated	234	235
Multi-family and commercial
With no related allowance recorded:
Unpaid Principal Balance	1,185	2,746
Recorded Investment	899	1,987
Average Recorded Investment	1,658	2,004
Interest Income Recognized	2	74
With an allowance recorded:
Unpaid Principal Balance		729
Recorded Investment		665
Allowance for Loan Losses Allocated		139
Average Recorded Investment	144	682
Total
Allowance for Loan Losses Allocated		139
Cash Basis Recognized	18
Home equity
With no related allowance recorded:
Unpaid Principal Balance		148
Recorded Investment		144
Average Recorded Investment		79
Interest Income Recognized		3
With an allowance recorded:
Average Recorded Investment		$ 18